Acquisitions - Summary of HPES Property and Equipment Acquired (Details) - Hewlett Packard Enterprise Services $ in Millions	Apr. 01, 2017 USD ($)
Business Acquisition [Line Items]
Property and equipment	$ 2,581
Land, buildings, and leasehold improvements
Business Acquisition [Line Items]
Property and equipment	1,470
Computers and related equipment
Business Acquisition [Line Items]
Property and equipment	960
Furniture and other equipment
Business Acquisition [Line Items]
Property and equipment	47
Construction in progress
Business Acquisition [Line Items]
Property and equipment	$ 104